 J.P. Morgan Mortgage Trust 2021-INV8 ABS-15G

 Exhibit 99.16

ATR QM Data Fields
Loans in Report: 1

Loan Number	Seller Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	302676755	QM/non-HPML (safe harbor)	No	Yes
1